Income Taxes (Details) - Schedule of income taxes expenses computed at the Hong Kong statutory tax rate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Taxes Expenses Computed At The Hong Kong Statutory Tax Rate Abstract
Net income (loss) before tax	$ (11,525,102)	$ (27,114,293)	$ 4,920,167
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(1,901,642)	(4,473,859)	811,828
Impact of different tax rates in other jurisdictions	(263,787)	(214,135)	(18,869)
Non-taxable income	(907,495)	(716,628)	(4,281,521)
Non-deductible expenses		1,992,463	79,200
Change in valuation allowance	3,072,924	3,412,159	3,409,362
Effective income tax expense